Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Schedule of Other Current Liabilities [Abstract]
Accrued vacation	$ 3,503	$ 3,166
Taxes payable	187	31
Estimated accrual for a certain batch production incident	2,268	2,182
Derivative liabilities	196	605
Accrued expenses	1,794	1,738
Other	309	662
Other current liabilities	$ 8,257	$ 8,384